Corporate information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Corporate information [Text Block]
1.	Corporate information

Primero Mining Corp. (“Primero” or the “Company”) is a publicly traded company, listed on the Toronto Stock Exchange and previously listed on the New York Stock Exchange until August 14, 2017. Its registered office is Suite 1500, 1055 West Georgia Street, Vancouver, British Columbia. The Corporate address is Suite 2100, 79 Wellington Street West, Toronto, Ontario. The Company owns one producing property, the San Dimas gold-silver mine in the San Dimas district of Mexico, and previously owned a second producing property, the Black Fox gold mine and adjoining properties in Timmins, Ontario, Canada (the “Black Fox Complex”) which was sold in 2017 and has been reported as discontinued operations in these consolidated financial statements. The Company also has one project in the exploration stage, Ventanas located in Mexico. The Company previously owned a property in the development stage, the Cerro del Gallo project in Mexico which was sold in 2017 and has been reported as discontinued operations in these consolidated financial statements.